SUMMARY OF COMMON STOCK WARRANT ACTIVITY (Details) - $ / shares	3 Months Ended	12 Months Ended
	May 31, 2025	Feb. 28, 2025	Feb. 29, 2024
Class of Stock [Line Items]
Number of Series F Preferred Warrants, Outstanding Beginning balance	47,271,449	300,595,661	314,217,451
Weighted Average Exercise Price, Oustanding Beginng balance	$ 0.003	$ 0.003	$ 0.114
Number of Series F Preferred Warrants, Issued
Number of Series F Preferred Warrants, Exercised
Weighted Average Exercise Price, Exercised
Number of Series F Preferred Warrants, Outstanding Ending balance		47,271,449	300,595,661
Weighted Average Exercise Price, Oustanding ending balance		$ 0.003	$ 0.003
Common Stock Warrant [Member]
Class of Stock [Line Items]
Number of Series F Preferred Warrants, Outstanding Beginning balance	41,271,449
Weighted Average Exercise Price, Oustanding Beginng balance	$ 0.003
Weighted Average Remaining Years, Outstanding	2 years 2 months 4 days	2 years 5 months 8 days
Number of Series F Preferred Warrants, Issued
Weighted Average Exercise Price, Issued
Number of Series F Preferred Warrants, Exercised
Weighted Average Exercise Price, Exercised
Number of Series F Preferred Warrants, Forfeited and cancelled
Weighted Average Exercise Price,Forfieted and cancelled
Number of Series F Preferred Warrants, Outstanding Ending balance	47,271,449	41,271,449
Weighted Average Exercise Price, Oustanding ending balance	$ 0.001	$ 0.003